Vanguard® Explorer Value Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (92.9%)
Communication Services (4.8%)
	Nexstar Media Group Inc. Class A	146,195	21,856
*	Ziff Davis Inc.	187,523	21,353
	John Wiley & Sons Inc. Class A	224,826	11,687
			54,896
Consumer Discretionary (7.1%)
	Lithia Motors Inc. Class A	58,624	17,079
*	Victoria's Secret & Co.	162,330	8,811
	Kontoor Brands Inc.	152,795	8,239
*	Adtalem Global Education Inc.	208,256	6,179
*	Modine Manufacturing Co.	595,943	6,174
*	Helen of Troy Ltd.	24,391	5,866
	LCI Industries	37,215	5,667
*	Lands' End Inc.	214,700	4,940
*	Cheesecake Factory Inc.	111,416	4,269
*	Perdoceo Education Corp.	372,688	3,671
*	Stoneridge Inc.	162,060	3,538
*	Bed Bath & Beyond Inc.	189,449	3,473
*	LGI Homes Inc.	23,210	3,334
			81,240
Consumer Staples (1.9%)
	Spectrum Brands Holdings Inc.	148,350	14,850
*	Hostess Brands Inc. Class A	419,046	7,119
			21,969
Energy (4.2%)
	PDC Energy Inc.	238,245	12,015
	Magnolia Oil & Gas Corp. Class A	485,720	9,214
	DTE Midstream LLC	169,097	7,756
	Viper Energy Partners LP	332,698	7,173
	Coterra Energy Inc.	269,934	5,420
	Rattler Midstream LP	395,684	4,214
	International Seaways Inc.	192,982	2,818
			48,610
Financials (19.5%)
	PacWest Bancorp	709,408	31,739
	Starwood Property Trust Inc.	789,741	19,712
	Columbia Banking System Inc.	369,822	12,152
	Popular Inc.	149,999	11,673
	Pinnacle Financial Partners Inc.	120,360	11,484
	Argo Group International Holdings Ltd.	208,051	11,293
*	Bancorp Inc.	395,091	11,169
	Wintrust Financial Corp.	123,432	10,804

		Shares	Market Value ($000)
	Washington Federal Inc.	312,420	10,150
	BGC Partners Inc. Class A	2,173,949	9,718
	Webster Financial Corp.	178,260	9,606
	Pacific Premier Bancorp Inc.	237,418	9,200
	First Merchants Corp.	228,287	9,106
	First BanCorp. (XNYS)	679,091	9,025
	Flushing Financial Corp.	376,750	8,899
	BankUnited Inc.	220,005	8,721
	Evercore Inc. Class A	54,993	7,627
	WSFS Financial Corp.	125,997	6,265
	Renasant Corp.	171,396	6,244
*	NMI Holdings Inc. Class A	272,229	5,336
	PJT Partners Inc. Class A	57,769	4,395
			224,318
Health Care (4.5%)
*	Syneos Health Inc.	204,879	19,906
*	Varex Imaging Corp.	221,198	6,315
*	Pacira BioSciences Inc.	104,474	5,497
*	Envista Holdings Corp.	136,435	5,294
*	Acadia Healthcare Co. Inc.	71,064	3,992
*	Merit Medical Systems Inc.	61,865	3,889
*	Ligand Pharmaceuticals Inc.	22,348	3,619
*	Covetrus Inc.	160,535	2,886
			51,398
Industrials (17.7%)
*	Colfax Corp.	477,655	22,182
*	KAR Auction Services Inc.	986,684	14,790
*	GXO Logistics Inc.	137,485	13,205
	BWX Technologies Inc.	236,747	11,293
	KBR Inc.	243,411	10,710
*	WESCO International Inc.	83,015	10,305
*	XPO Logistics Inc.	136,531	9,890
*	Beacon Roofing Supply Inc.	178,092	8,889
*	Atkore Inc.	83,220	8,863
	Interface Inc. Class A	565,542	8,065
	Applied Industrial Technologies Inc.	84,477	8,029
*	Builders FirstSource Inc.	107,430	7,460
*	Univar Solutions Inc.	275,259	7,132
	EnerSys	85,372	6,325
	Trinity Industries Inc.	228,773	6,062
	Kaman Corp.	162,972	6,030
	HNI Corp.	145,758	5,759
	Altra Industrial Motion Corp.	78,517	4,139
	Quanta Services Inc.	36,220	4,121
	Encore Wire Corp.	27,942	3,925
*	Triumph Group Inc.	212,590	3,563
*	Array Technologies Inc.	196,503	3,540
*	Stericycle Inc.	61,597	3,480
	Greenbrier Cos. Inc.	81,865	3,274
*	MRC Global Inc.	457,882	3,150
	Pitney Bowes Inc.	428,157	2,924
	AZZ Inc.	55,455	2,878
*	CIRCOR International Inc.	75,143	2,025
	Steelcase Inc. Class A	172,761	1,933
			203,941
Information Technology (11.3%)
	Silicon Motion Technology Corp. ADR	329,169	22,723

		Shares	Market Value ($000)
*	Verint Systems Inc.	292,002	13,896
*	ACI Worldwide Inc.	475,248	13,849
*	Insight Enterprises Inc.	105,793	10,433
	Concentrix Corp.	60,845	10,100
	Jabil Inc.	164,829	9,636
	Belden Inc.	148,204	9,140
*	Teledyne Technologies Inc.	20,516	8,520
*	Fabrinet	72,939	8,064
	TD SYNNEX Corp.	71,938	7,443
*	Euronet Worldwide Inc.	70,586	7,155
*	MACOM Technology Solutions Holdings Inc. Class H	36,728	2,641
*	Cognyte Software Ltd.	122,196	2,489
*	Perficient Inc.	17,264	2,366
	MKS Instruments Inc.	12,853	1,956
*	Consensus Cloud Solutions Inc.	1,866	117
			130,528
Materials (9.0%)
	Silgan Holdings Inc.	616,166	25,552
	FMC Corp.	210,829	21,123
*	Axalta Coating Systems Ltd.	559,137	16,953
	Ashland Global Holdings Inc.	157,289	15,897
	Eagle Materials Inc.	69,621	10,737
	Pactiv Evergreen Inc.	399,555	4,959
	Graphic Packaging Holding Co.	234,801	4,635
	Carpenter Technology Corp.	140,393	3,858
			103,714
Real Estate (10.6%)
	Medical Properties Trust Inc.	954,002	20,311
	Gaming and Leisure Properties Inc.	435,279	19,640
	Newmark Group Inc. Class A	893,100	14,343
*	Howard Hughes Corp.	131,587	10,789
	STAG Industrial Inc.	245,472	10,698
	SITE Centers Corp.	626,108	9,429
	Spirit Realty Capital Inc.	199,071	8,871
	Agree Realty Corp.	126,206	8,526
	Corporate Office Properties Trust	326,486	8,378
*	Sunstone Hotel Investors Inc.	488,814	5,313
	RPT Realty	399,690	5,084
			121,382
Utilities (2.3%)
	Portland General Electric Co.	180,526	8,786
	MDU Resources Group Inc.	320,972	8,740
	ALLETE Inc.	95,080	5,575
	Unitil Corp.	70,029	2,902
			26,003
Total Common Stocks (Cost $836,570)			1,067,999

		Shares	Market Value ($000)
Temporary Cash Investments (7.0%)
Money Market Fund (7.0%)
[1]	Vanguard Market Liquidity Fund, 0.077% (Cost $80,060)	800,679	80,068
Total Investments (99.9%) (Cost $916,630)			1,148,067
Other Assets and Liabilities—Net (0.1%)			724
Net Assets (100%)			1,148,791
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2021	433	47,572	(890)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.